Other information by nature - Disclosure of detailed information about leases for lessee (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional information [abstract]
Depreciation of right-of-use assets	€ 607	€ 555	€ 529
Interest expense on lease liabilities	63	63	56
Variable lease payments not included in the measurement of lease liabilities	3	5	5
Income from sub-leasing right-of-use assets	(109)	(108)	(95)
Expenses relating to short-term leases and to leases of low-value assets	111	107	137
Gains arising from sale and leaseback transactions	(155)	(119)	(22)
Total expense recognized in Net profit from continuing operations	€ 520	€ 503	€ 610